Warrants (Tables)	6 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Warrants Outstanding and Exercisable

The following table presents the warrants outstanding and exercisable on 31 December 2025 and 30 June 2025:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720